Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)			2012	2013
1.	Credit Facility		767,164	675,774
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	109,500	100,500
	2.	Mas Shipping Co.	54,750	47,000
	3.	Montes Shipping Co. and Kelsen Shipping Co.	102,000	90,000
	4.	Marathos Shipping Inc.	-	-
	5.	Capetanissa Maritime Corporation	60,000	55,000
	6.	Rena Maritime Corporation	57,500	52,500
	7.	Bullow Investments Inc.	-	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co.	-	-
	9.	Costamare Inc.	103,986	90,100
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	146,295
	11.	Costamare Inc.	53,480	129,243
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	224,107
	13.	Raymond Shipping Co. and Terance Shipping Co.	45,840	148,707
	14.	Costamare Inc.	114,350	108,350
			794,725	1,191,802
		Total	1,561,889	1,867,576
		Less-current portion	(162,169)	(206,717)
		Long-term portion	1,399,720	1,660,859

Schedule of Maturities of Long-Term Debt [Table Text Block]

Year ending December 31,	Amount
2014	206,717
2015	211,445
2016	201,343
2017	243,343
2018	582,390
2019 and thereafter	422,338
1,867,576